Expenses by category (Tables)	12 Months Ended
Dec. 31, 2023
Expenses by category [Abstract]
Research and Development

Research and development

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Operating expenses	33,198	41,166	44,289
Payroll expenses	19,499	17,548	16,465
Share-based compensation	1,909	1,622	1,528
Total research and development expenses	54,606	60,336	62,282

General and Administrative

General and administrative

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Operating expenses	4,729	6,207	7,031
Payroll expenses	7,755	7,874	8,281
Share-based compensation	2,821	1,708	2,598
Total general and administrative expenses	15,305	15,789	17,910

Disclosure of finance income (cost) [text block]

Financial result, net

	For the Year Ended
	December 31,
In CHF thousands	2023	2022	2021
Financial income	1,044	69	6,485
Financial expense	(176)	(355)	(581)
Exchange differences	(1,467)	393	113
Finance result, net	(599)	107	6,017